   As filed with the Securities and Exchange Commission on February 14,2000

                                                  Registration No. 333 - 83957
                                                                   811 - 09503


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  _____
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 2

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
                               Amendment No. 4


                      PFL LIFE VARIABLE ANNUITY ACCOUNT C
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:  Flexible Premium Variable Annuity
Policies

It is proposed that this filing become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485
---
        on ___________ pursuant to paragraph (b) of Rule 485
---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

 X      on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
---

If appropriate, check the following box:

 X  This post-effective amendment designates a new effective date for a
____
previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 12, 2000. Parts A, B and C of the prior filing (Post-Effective Amendment No. 1 to Form N-4, File No. 333-83957) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 14th day of February, 2000.


                                             PFL LIFE VARIABLE
                                             ANNUITY ACCOUNT C

                                             PFL LIFE INSURANCE COMPANY
                                             Depositor


                                             /s/ William L. Busler
                                             ---------------------------
                                             William L. Busler
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                        Title                    Date
----------                        -----                    ----

/s/ Patrick S. Baird              Director                 February 14, 2000
-----------------------------
Patrick S. Baird


/s/ Craig D. Vermie               Director                 February 14, 2000
-----------------------------
Craig D. Vermie


/s/ William L. Busler             Director                 February 14, 2000
-----------------------------
William L. Busler             (Principal Executive Officer)


/s/ Larry N. Norman               Director                 February 14, 2000
-----------------------------
Larry N. Norman


/s/ Douglas C. Kolsrud            Director                 February 14, 2000
-----------------------------
Douglas C. Kolsrud


/s/ Robert J. Kontz               Vice President and       February 14, 2000
-----------------------------     Corporate Controller
Robert J. Kontz


/s/ Brenda K. Clancy              Treasurer                February 14, 2000
-----------------------------
Brenda K. Clancy